Share Capital	12 Months Ended
Jun. 30, 2020
Share capital, reserves and other equity interest [Abstract]
Share Capital
Share Capital

(a)	Authorized

The authorized share capital of the Company is comprised of the following:

(i)	Unlimited number of common voting shares without par value.
Each Common Share carries the right to attend and vote at all general meetings of shareholders. Holders of Common Shares are entitled to receive on a pro rata basis such dividends, if any, as and when declared by the Board at its discretion from funds legally available for the payment of dividends. Upon the liquidation, dissolution or winding up of the Company these holders are entitled to receive, on a pro rata basis, the net assets of the Company after payment of debts and other liabilities, in each case subject to the rights, privileges, restrictions and conditions attaching to any other series or class of shares ranking senior in priority to or on a pro rata basis with the holders of Common Shares with respect to dividends or liquidation. The Common Shares do not carry any pre-emptive, subscription, redemption or conversion rights, nor do they contain any sinking or purchase fund provisions.

(ii)	Unlimited number of Class “A” Shares each with a par value of $1.00.
Class A shares may be issued from time to time in one or more series, and the directors may fix from time to time, before such issue, the number of Class A shares of each series and the designation, rights and restrictions attached thereto including any voting rights, dividend rights, redemption, purchase or conversion rights, sinking fund or other provisions. The Class A shares rank in priority over Common Shares and any other shares ranking by their terms junior to the Class A shares as to dividends and return of capital upon liquidation, dissolution or winding up of the Company or any other return of capital or distribution of the assets of the Company. As at June 30, 2020, no Class “A” Shares were issued and outstanding.

(iii)	Unlimited number of Class “B” Shares each with a par value of $5.00.
Class B shares may be issued from time to time in one or more series, and the directors may fix from time to time, before such issue, the number of Class B shares of each series and the designation, rights and privileges attached thereto including any voting rights, dividend rights, redemption, purchase or conversion rights, sinking fund or other provisions. The Class B shares rank in priority over Common Shares and any other shares ranking by their terms junior to the Class B shares as to dividends and return of capital upon liquidation, dissolution or winding up of the Company or any other return of capital or distribution of the assets of the Company. As at June 30, 2020, no Class “B” Shares were issued and outstanding.

(b)	Issued and outstanding

As described under Note 2(a), on May 11, 2020, the Company completed a one-for-twelve (1:12) reverse share split of all of its issued and outstanding common shares. Shares reserved under the Company’s equity and incentive plans were adjusted to reflect the Share Consolidation. All current and prior period share and per share data presented below has been retroactively adjusted to reflect the Share Consolidation unless otherwise noted.

On April 2, 2019, the Company filed a Shelf Prospectus and a corresponding Registration Statement with the SEC, which allows Aurora to make offerings of common shares, debt securities, subscription receipts, units, warrants or any combination thereof up to US$750.0 million during the 25-month period that the Shelf Prospectus is effective. In connection with the Shelf Prospectus, the Company also filed an ATM supplement which provides for US$400.0 million in common shares to be sold by registered dealers on behalf of Aurora in the United States at prevailing market prices at the time of sale. On April 16, 2020, the Company filed a second At-the-Market (“ATM”) supplement to its existing Shelf Prospectus which provides for an additional US$250.0 million in common shares to be sold by the executing sales agents at market prices, thus increasing the total available financing under the ATM from US$400.0 million to US$650.0 million while reducing the total available financing under the Shelf Prospectus to US$100.0 million.

At June 30, 2020, 115,228,811 common shares (June 30, 2019 – 84,786,562) were issued and fully paid.

(i)	Shares for business combinations, asset acquisitions and strategic investments

The Company issued the following shares for business combinations, asset acquisitions and investment in associates:

	Note	Number of shares issued	Share capital
		#	$
Year ended June 30, 2020
Acquisition of Reliva	12(a)(i)	2,480,810	52,380
Acquisition of intangible asset	14	209,123	5,040
		2,689,933	57,420

Year ended June 30, 2019
Acquisition of MedReleaf	12(b)(i)	30,843,353	2,568,634
Acquisition of Anandia	12(b)(ii)	1,059,707	78,588
Acquisition of Aurora Hemp Europe	12(b)(iii)	36,738	3,641
Acquisition of ICC	12(b)(iv)	2,658,722	255,237
Acquisition of Whistler	12(b)(v)	1,138,994	132,852
Acquisition of immaterial acquisitions	12(b)(vi)	22,376	2,101
Acquisition of intangible assets	14	113,864	9,841
Investment in EnWave	5(j)	70,049	10,000
		35,943,803	3,060,894

(ii)	Shares issued for earn-out payments

During the year ended June 30, 2020, the Company issued an aggregate of 614,513 common shares for milestone payments in connection with three acquisitions (June 30, 2019 - 20,311 common shares in connection with two acquisitions).

(iii)	Shares issued for equity financing

During the year ended June 30, 2020, the Company issued 21,009,339 common shares, under its At-the-Market (“ATM”) program (Note 28(b)) for gross proceeds of $585.1 million (US$435.5 million) at an average price of $27.85 per share (US$20.73 per share). The Company paid commissions of $11.7 million (US$8.7 million) for net proceeds of $573.4 million (US$426.8 million).

(c)	Share Purchase Warrants

Each whole warrant entitles the holder to purchase one common share of the Company. A summary of warrants outstanding is as follows:

	Warrants	Weighted average exercise price
	#	$
Balance, June 30, 2018	595,215	45.72
Issued	1,574,626	110.76
Exercised	(187,685)	63.60
Balance, June 30, 2019	1,982,156	95.76
Issued	90,495	31.46
Exercised	(986)	73.79
Expired	(992,918)	109.83
Balance, June 30, 2020	1,078,747	77.36

The following table summarizes the warrants that remain outstanding as at June 30, 2020:

Exercise Price ($)	Expiry Date	Warrants (#)
16.36 - 48.00	November 2, 2020 - May 29, 2025	550,555
112.46 - 116.09	August 9, 2023 to August 22, 2024	528,192
		1,078,747

(d)	Compensation Options

Each compensation option entitles the holder to purchase one common share and one-half of one share purchase warrant of the Company. Each whole warrant is exercisable into one additional common share of the Company for a period of two years. A summary of the status of the compensation options outstanding is as follows:

	Compensation options	Weighted average exercise price
	#	$
Balance, June 30, 2018	300	55.52
Exercised	(300)	55.52
Balance, June 30, 2019 and 2020	—	—